RESTRUCTURING ACTIVITIES (Details) - IWCO Direct's Competitive Improvement Plan $ in Thousands	12 Months Ended
Jul. 31, 2021 USD ($)
Restructuring Reserve [Roll Forward]
Beginning balance	$ 41
Costs incurred	2,161
Cash payments	(741)
Change in estimates	(406)
Ending balance	1,055
Employee termination costs
Restructuring Reserve [Roll Forward]
Beginning balance	41
Costs incurred	2,124
Cash payments	(706)
Change in estimates	(404)
Ending balance	1,055
Contractual obligations
Restructuring Reserve [Roll Forward]
Beginning balance	0
Costs incurred	37
Cash payments	(35)
Change in estimates	(2)
Ending balance	$ 0